LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	R$ 5,180,691	R$ 5,196,631
Additions/updates	767,736	744,226
Depreciation (1)	(605,990)	(757,064)
Right-of-Use Assets, Write-Offs	(605)	(3,102)
Ending Balance	5,341,832	5,180,691
Lands
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,475,569	3,380,298
Additions/updates	515,349	506,373
Depreciation (1)	(328,089)	(408,000)
Right-of-Use Assets, Write-Offs	(326)	(3,102)
Ending Balance	3,662,503	3,475,569
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	175,043	184,813
Additions/updates	118,229	157,542
Depreciation (1)	(141,713)	(167,312)
Right-of-Use Assets, Write-Offs	(214)
Ending Balance	151,345	175,043
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	114,392	127,432
Additions/updates	123,393	41,235
Depreciation (1)	(36,463)	(54,275)
Right-of-Use Assets, Write-Offs	(65)
Ending Balance	201,257	114,392
Ships and boats
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,373,338	1,498,228
Additions/updates	10,765
Depreciation (1)	(92,639)	(124,890)
Right-of-Use Assets, Write-Offs
Ending Balance	1,291,464	1,373,338
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	42,349	5,860
Additions/updates		39,076
Depreciation (1)	(7,086)	(2,587)
Right-of-Use Assets, Write-Offs
Ending Balance	R$ 35,263	R$ 42,349